Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Taxes
Corporation income tax payable	$ 1,033,043	$ 987,169
Other tax payable	154,307	264,806
Total	$ 1,187,350	$ 1,251,975